Finance Receivables (Details 2) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Portfolio
Notes Receivable, Net	$ 31,575	$ 29,286	$ 6,500
Less: current portion	(885)	(660)	(230)
Total noncurrent portion of finance receivables	30,690	28,626	6,270
Life Science Royalty Purchases [Member]
Portfolio
Notes Receivable, Net	7,803	7,866
Life Science Term Loans [Member]
Portfolio
Notes Receivable, Net	$ 23,772	$ 21,420	$ 6,500